Prepaid Expenses and Other Receivables (Detail) - Schedule of other current assets (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Prepaid expenses	$ 158,860	$ 81,841
Other receivables	43,490	32,012
Total	$ 202,350	$ 113,853	$ 126,394